Financial Instruments and Risk Management - Offsetting Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value of derivative assets
Financial Instruments and Risk Management
Gross Assets	$ 7,098	$ 4,305
Gross Liabilities Offset	(7,033)	(4,162)
Net Amounts Presented	65	143
Accounts receivables
Financial Instruments and Risk Management
Gross Assets	9,971	10,349
Gross Liabilities Offset	(6,897)	(8,633)
Net Amounts Presented	3,074	1,716
Financial assets
Financial Instruments and Risk Management
Gross Assets	17,069	14,654
Gross Liabilities Offset	(13,930)	(12,795)
Net Amounts Presented	$ 3,139	$ 1,859